UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-09401

BlackRock Strategic Municipal Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock Strategic Municipal Trust (BSD)

(Percentages shown are based on Net Assets)
Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—155.0%
		Alabama—10.6%
$ 3,000		Courtland Indl. Dev. Brd., Rec. Recovery RB, Champion Intl. Corp. Proj., Ser. A, 6.70%,
		11/01/29, AMT	11/09 @ 101	$3,181,500
7,000		Pub. Sch. & Coll. Auth., Sch. Impvts. Misc. Tax RB, Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,392,700
		Spl. Care Facs. Fing. Auth.-Birmingham, Hlth., Hosp. & Nursing Home RB, Ascension Hlth.
		Proj.,
755		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	781,206
540		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	557,723
				11,913,129
		Arizona—0.8%
		San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
210		6.25%, 5/01/15	05/10 @ 107	212,802
210		7.00%, 5/01/20	05/10 @ 107	212,921
420		7.25%, 5/01/27	05/10 @ 107	428,169
				853,892
		California—12.0%
5,000		California, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG	03/15 @ 100	5,253,200
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
585		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	61,928
3,095		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	155,091
3,955		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	131,899
950		Golden St. Tobacco Sec. Corp., Misc. RB, Ser. A-1, 5.125%, 6/01/47	06/17 @ 100	940,975
1,835		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	1,869,333
5,000		West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO,
		4.75%, 8/01/30, FSA	08/16 @ 100	5,167,350
				13,579,776
		Colorado—3.1%
445		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	466,249
10,000		Northwest Pkwy. Pub. Hwy. Auth., Hwy. Impvt. Tolls RB, Ser. B, Zero Coupon, 6/15/30,
		FSA	06/11 @ 31.387	2,610,300
440		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	466,127
				3,542,676
		Connecticut—8.6%
		Mashantucket Western Pequot Tribe,
1,500	[2]	Casino RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,539,105
8,000	[2]	Recreational RB, Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,182,320
				9,721,425
		Florida—14.4%
1,730		Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%,
		5/01/14	No Opt. Call	1,722,803
5,265		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,379,356
1,050		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,070,821
3,300		Hillsborough Cnty. Indl. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30,
		AMT	10/10 @ 101	3,581,754
530		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	541,035
2,045		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
		Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,319,316
1,625		Sumter Landing Cmnty. Dev. Dist., Retirement Facs. Misc. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	1,665,674
				16,280,759
		Illinois—11.7%
850	[2]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	878,577
520	[3]	Chicago Brd. of Ed., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.75%, 12/01/07, AMBAC	N/A	537,290
1,415		Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	07/16 @ 100	1,496,504
5,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,218,450
		Fin. Auth.,
725		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	742,161
580		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	592,383

BlackRock Strategic Municipal Trust (BSD) (continued)

(Percentages shown are based on Net Assets)
Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Illinois—(cont'd)
$ 295		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%,
		2/15/37	02/15 @ 100	$304,151
375		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	386,422
300		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	309,054
1,740		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	1,718,128
1,000		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	1,020,740
				13,203,860
		Indiana—1.2%
1,325		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%,
		1/01/32, AMBAC	01/16 @ 100	1,317,090
		Kansas—0.7%
715		Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of Kansas Hlth.
		Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	738,845
		Kentucky—7.0%
17,780		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj.,
		Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	7,858,049
		Louisiana—3.6%
2,500		Louisiana, Hwy. Impvts. Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	2,623,600
1,315		St. Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	12/16 @ 103	1,396,793
				4,020,393
		Maryland—3.1%
2,500		Cmnty. Dev. Admin., St. Sngl. Fam. Hsg. RB, Ser. A, 4.70%, 9/01/37	09/16 @ 100	2,460,125
1,000		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, King Farm
		Presbyterian Cmnty. Proj., 5.00%, 1/01/17	01/09 @ 100	1,004,920
				3,465,045
		Massachusetts—1.8%
1,980		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	2,077,772
		Michigan—2.6%
		Hosp. Fin. Auth.,
2,000	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Svcs. Proj., 5.75%, 8/15/09,
		MBIA	N/A	2,112,520
730		Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	770,362
				2,882,882
		Missouri—6.1%
2,000	[3]	Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, St. Anthony's Med. Ctr. Proj.,
		6.125%, 12/01/10	N/A	2,180,920
2,250		Hsg. Dev. Comm., Homeownership RB, Ser. B1, 5.05%, 3/01/38	09/16 @ 103	2,342,070
2,385		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%,
		1/01/36, MBIA	01/16 @ 100	2,396,448
				6,919,438
		Multi-State—5.7%
2,000	[2]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10	No Opt. Call	2,204,040
4,000	[2]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,210,360
				6,414,400
		Nebraska—1.1%
1,205		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,221,075
		Nevada—3.9%
905		Cnty. of Clark Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	939,200
3,400		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	3,503,190
				4,442,390
		New Jersey—0.6%
645		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates
		LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	668,097
		New York—7.7%
315		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch.
		Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	312,678

BlackRock Strategic Municipal Trust (BSD) (continued)

(Percentages shown are based on Net Assets)
Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		New York—(cont'd)
$ 1,775		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%,
		10/01/35	No Opt. Call	$2,021,867
1,035		Mtg. Agcy., St. Sngl. Fam. Hsg. Local or Gtd. Hsg. RB, Ser. 85, 5.70%, 10/01/17	04/07 @ 100	1,035,052
4,395		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines,
		Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	5,324,718
				8,694,315
		North Carolina—1.7%
1,825		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%,
		11/01/39	11/16 @ 100	1,902,563
		Ohio—5.7%
6,265		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34,
		FGIC	07/15 @ 100	6,407,717
		Oklahoma—1.3%
1,225		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A,
		7.75%, 6/01/35, AMT	No Opt. Call	1,450,584
		Pennsylvania—7.2%
		Econ. Dev. Fing. Auth.,
2,745		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	3,021,778
1,000		Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	1,015,670
700		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.125%, 11/01/21, AMT	05/11 @ 101	747,831
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,069,850
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.50%, 11/01/16, AMT	05/11 @ 101	1,078,300
420		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27	10/16 @ 100	415,603
720		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	774,878
				8,123,910
		Puerto Rico—3.1%
1,820		Comnwlth., Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	1,897,932
1,355		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/34	No Opt. Call	1,553,223
				3,451,155
		South Carolina—2.6%
2,500	[3]	Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj., Ser. C,
		7.00%, 8/01/13	N/A	2,946,832
		Tennessee—3.5%
2,000		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%,
		3/01/24, AMBAC, AMT	03/10 @ 101	2,123,520
1,750		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, St.
		Jude Children's Research Hosp. Proj., 5.00%, 7/01/31	07/16 @ 100	1,831,690
				3,955,210
		Texas—12.9%
575		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	585,925
4,750		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB, Ser. A, Zero Coupon,
		11/15/38, MBIA	11/30 @ 61.166	969,522
4,060		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	02/14 @ 100	4,224,958
1,500		Lower Colorado River Auth., Misc. RB, Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,567,560
295		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO,
		4.75%, 3/01/30, MBIA	03/14 @ 100	299,685
1,000		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	1,025,560
500		Texas, Wtr. Util. Impvts. GO, Wtr. Fin. Asst. Proj., 5.75%, 8/01/22	08/10 @ 100	529,930
		Tpke. Auth., Hwy. Impvts. Tolls RB,
1,450		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	1,509,189
15,000		Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,890,550
				14,602,879
		Utah—3.6%
		Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB,
2,675		5.75%, 7/01/19, MBIA	07/07 @ 102	2,741,795
1,325	[3]	Ser. B, 5.75%, 7/01/07, MBIA	N/A	1,358,059
				4,099,854

BlackRock Strategic Municipal Trust (BSD) (continued)

(Percentages shown are based on Net Assets)
Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Virginia—0.9%
$ 1,000		Henrico Cnty. Econ. Dev. Auth., Econ. Dev. RB, Westminster-Canterbury Mgmt. Proj.,
		5.00%, 10/01/27	10/11 @ 103	$1,027,410
		Washington—1.9%
620		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	652,265
1,520		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser.
		A, 4.625%, 10/01/34, FGIC	10/16 @ 100	1,516,473
				2,168,738
		Wisconsin—4.3%
4,665		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj.,
		5.00%, 11/15/31	11/16 @ 100	4,834,293
		Total Long-Term Investments (cost $164,916,230)		174,786,453
Shares
(000)
		MONEY MARKET FUND—2.0%
2,200	[4,5]	Merrill Lynch Institutional Tax Exempt Fund, 3.46% (cost $2,200,000)	N/A	2,200,000
		Total Investments —157.0% (cost $167,116,2306)		$ 176,986,453
		Liabilities in excess of other assets —(2.0)%		(2,208,644)
		Preferred shares at redemption value, including dividends payable —(55.0)%		(62,018,599)
		Net Assets Applicable to Common Shareholders—100%		$ 112,759,210

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31,
2007, the Trust held 15.1% of its net assets, with a current market value of $17,014,402, in securities restricted as to resale.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of March 31, 2007.
[6]	Cost for federal income tax purposes is $167,114,456. The net unrealized appreciation on a tax basis is $9,871,997, consisting of $10,089,080 gross unrealized appreciation and $217,083 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
AMT	— Subject to Alternative Minimum Tax	PSF	— Public School Fund Guaranteed
CIFG	— CIFG Insurance	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BlackRock Strategic Municipal Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007